iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Axon Enterprise, Inc.
(a)
..................... 853 $ 624,592
Boeing Co. (The)
(a)
........................ 2,946 592,205
General Dynamics Corp. .................... 2,224 767,058
General Electric Co. ....................... 2,540 784,733
HEICO Corp. ........................... 993 315,546
HEICO Corp. , Class A ...................... 1,699 420,893
Howmet Aerospace, Inc. .................... 3,818 786,317
L3Harris Technologies, Inc. .................. 2,772 801,385
Lockheed Martin Corp. ..................... 1,304 641,412
Northrop Grumman Corp. ................... 1,325 773,071
Rocket Lab Corp.
(a) (b)
...................... 16,905 1,064,677
RTX Corp. ............................. 4,409 787,006
Textron, Inc. ............................ 8,824 713,067
TransDigm Group, Inc. ..................... 437 571,819
9,643,781
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 6,777 1,043,590
Expeditors International of Washington, Inc. ....... 5,731 698,609
FedEx Corp. ............................ 2,879 730,748
United Parcel Service, Inc. , Class B ............ 6,423 619,306
3,092,253
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 9,951 807,026
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 59,984 787,590
General Motors Co. ....................... 12,698 877,305
Rivian Automotive, Inc. , Class A
(a) (b)
............. 39,424 534,984
Tesla, Inc.
(a)
............................. 1,650 753,324
2,953,203
a
Banks  —  2 .6%
Bank of America Corp. ..................... 13,217 706,449
Citigroup, Inc. ........................... 8,064 816,319
Citizens Financial Group, Inc. ................ 16,124 820,228
Fifth Third Bancorp ....................... 16,779 698,342
First Citizens BancShares, Inc. , Class A .......... 341 622,264
Huntington Bancshares, Inc. ................. 41,323 638,027
JPMorgan Chase & Co. .................... 2,171 675,441
KeyCorp ............................... 40,734 716,511
M&T Bank Corp. ......................... 3,519 647,039
PNC Financial Services Group, Inc. (The) ........ 3,548 647,687
Regions Financial Corp. .................... 29,782 720,724
Truist Financial Corp. ...................... 15,581 695,380
U.S. Bancorp ........................... 14,187 662,249
Wells Fargo & Co. ........................ 7,946 691,064
9,757,724
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 18,829 512,714
Coca-Cola Co. (The) ...................... 8,269 569,734
Constellation Brands, Inc. , Class A ............. 3,406 447,480
Keurig Dr Pepper, Inc. ..................... 18,954 514,791
Molson Coors Beverage Co. , Class B ........... 11,876 519,219
Monster Beverage Corp.
(a)
................... 10,044 671,240
PepsiCo, Inc. ........................... 4,622 675,228
3,910,406
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 3,200 697,728
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,206 1,006,024
Amgen, Inc. ............................ 2,222 663,111
Security Shares Value
a
Biotechnology (continued)
Biogen, Inc.
(a)
........................... 5,077 $ 783,229
BioMarin Pharmaceutical, Inc.
(a)
............... 11,326 606,734
Gilead Sciences, Inc. ...................... 5,641 675,735
Incyte Corp.
(a)
........................... 10,337 966,303
Natera, Inc.
(a)
........................... 4,273 850,028
Neurocrine Biosciences, Inc.
(a)
................ 5,488 785,937
Regeneron Pharmaceuticals, Inc. .............. 1,026 668,747
United Therapeutics Corp.
(a)
.................. 2,175 968,810
Vertex Pharmaceuticals, Inc.
(a)
................ 1,381 587,712
9,260,098
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 2,711 662,081
eBay, Inc. .............................. 8,906 724,147
MercadoLibre, Inc.
(a)
....................... 239 556,215
1,942,443
a
Building Products  —  1 .6%
Allegion PLC ............................ 4,692 777,793
Builders FirstSource, Inc.
(a)
.................. 5,869 681,802
Carlisle Companies, Inc. .................... 1,651 536,657
Carrier Global Corp. ....................... 8,393 499,300
Johnson Controls International PLC ............ 6,448 737,587
Lennox International, Inc. ................... 1,106 558,530
Masco Corp. ............................ 10,223 662,041
Owens Corning .......................... 4,797 610,706
Trane Technologies PLC .................... 1,447 649,197
5,713,613
a
Capital Markets  —  5 .0%
Ameriprise Financial, Inc. ................... 1,215 550,116
Ares Management Corp. , Class A .............. 3,883 577,441
Bank of New York Mellon Corp. (The) ........... 7,014 757,021
BlackRock, Inc.
(c)
......................... 609 659,431
Blackstone, Inc. .......................... 4,284 628,206
Carlyle Group, Inc. (The) .................... 14,232 758,850
Cboe Global Markets, Inc. ................... 2,909 714,567
Charles Schwab Corp. (The) ................. 6,845 646,989
CME Group, Inc. , Class A ................... 2,235 593,370
Coinbase Global, Inc. , Class A
(a) (b)
.............. 2,413 829,541
FactSet Research Systems, Inc. ............... 1,418 378,322
Goldman Sachs Group, Inc. (The) ............. 999 788,581
Interactive Brokers Group, Inc. , Class A .......... 12,499 879,430
Intercontinental Exchange, Inc. ............... 3,520 514,941
KKR & Co., Inc. .......................... 4,963 587,272
LPL Financial Holdings, Inc. .................. 1,698 640,672
Moody's Corp. ........................... 1,278 613,823
Morgan Stanley .......................... 4,672 766,208
MSCI, Inc. ............................. 1,120 659,176
Nasdaq, Inc. ............................ 7,799 666,736
Northern Trust Corp. ....................... 6,148 791,063
Raymond James Financial, Inc. ............... 4,251 674,506
Robinhood Markets, Inc. , Class A
(a)
............. 9,778 1,435,215
S&P Global, Inc. ......................... 1,166 568,087
State Street Corp. ........................ 6,662 770,527
T Rowe Price Group, Inc. ................... 6,811 698,332
Tradeweb Markets, Inc. , Class A ............... 4,440 467,932
18,616,355
a
Chemicals  —  1 .9%
Air Products and Chemicals, Inc. .............. 2,298 557,472
CF Industries Holdings, Inc. .................. 7,667 638,585
Corteva, Inc. ............................ 9,255 568,627
Dow, Inc. .............................. 22,144 528,134
DuPont de Nemours, Inc. ................... 9,438 770,613

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 2,388 $ 612,283
International Flavors & Fragrances, Inc. .......... 8,535 537,449
Linde PLC ............................. 1,307 546,718
LyondellBasell Industries N.V. , Class A .......... 11,322 525,567
PPG Industries, Inc. ....................... 5,747 561,769
RPM International, Inc. ..................... 5,842 638,414
Sherwin-Williams Co. (The) .................. 1,735 598,471
Solstice Advanced Materials, Inc.
(a)
............. 677 30,524
7,114,626
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 2,796 512,423
Copart, Inc.
(a)
........................... 10,248 440,767
Republic Services, Inc. ..................... 2,480 516,435
Rollins, Inc. ............................. 11,436 658,828
Veralto Corp. ............................ 6,433 634,808
Waste Connections, Inc. .................... 3,247 544,457
Waste Management, Inc. .................... 2,666 532,587
3,840,305
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 6,423 1,012,843
Cisco Systems, Inc. ....................... 9,436 689,866
F5, Inc.
(a)
.............................. 2,322 587,582
Motorola Solutions, Inc. .................... 1,487 604,778
2,895,069
a
Construction & Engineering  —  0 .7%
AECOM ............................... 6,176 829,745
EMCOR Group, Inc. ....................... 1,396 943,389
Quanta Services, Inc. ...................... 1,851 831,340
2,604,474
a
Construction Materials  —  0 .6%
CRH PLC .............................. 6,510 775,341
Martin Marietta Materials, Inc. ................ 1,146 702,613
Vulcan Materials Co. ...................... 2,371 686,404
2,164,358
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 2,030 732,282
Capital One Financial Corp. .................. 3,141 690,988
SoFi Technologies, Inc.
(a) (b)
.................. 30,876 916,400
Synchrony Financial ....................... 10,979 816,618
3,156,288
a
Consumer Staples Distribution & Retail  —  1 .3%
Albertsons Companies, Inc. , Class A ............ 30,795 544,763
Costco Wholesale Corp. .................... 564 514,058
Dollar General Corp. ...................... 6,481 639,415
Dollar Tree, Inc.
(a) (b)
....................... 7,347 728,235
Kroger Co. (The) ......................... 9,249 588,514
Sysco Corp. ............................ 8,749 649,876
Target Corp. ............................ 6,519 604,442
Walmart, Inc. ............................ 5,868 593,724
4,863,027
a
Containers & Packaging  —  1 .1%
Amcor PLC ............................. 71,209 562,551
Avery Dennison Corp. ...................... 3,658 639,748
Ball Corp. .............................. 12,299 578,053
Crown Holdings, Inc. ...................... 6,865 667,141
International Paper Co. ..................... 13,105 506,377
Packaging Corp. of America ................. 3,433 672,044
Smurfit WestRock PLC ..................... 14,318 528,620
4,154,534
a
Security Shares Value
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 5,205 $ 662,649
Pool Corp. ............................. 2,159 576,582
1,239,231
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 11,056 729,696
a
Diversified Telecommunication Services  —  0 .3%
AT&T, Inc. .............................. 21,675 536,456
Verizon Communications, Inc. ................ 13,666 543,087
1,079,543
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 10,595 707,958
American Electric Power Co., Inc. .............. 6,107 734,428
Constellation Energy Corp. .................. 2,132 803,764
Duke Energy Corp. ....................... 5,317 660,903
Edison International ....................... 11,335 627,732
Entergy Corp. ........................... 7,652 735,281
Evergy, Inc. ............................. 9,940 763,491
Eversource Energy ....................... 10,042 741,200
Exelon Corp. ............................ 14,470 667,356
FirstEnergy Corp. ........................ 15,385 705,095
NextEra Energy, Inc. ...................... 8,202 667,643
NRG Energy, Inc. ......................... 4,051 696,205
PG&E Corp. ............................ 36,238 578,358
PPL Corp. ............................. 18,749 684,713
Southern Co. (The) ....................... 6,850 644,174
Xcel Energy, Inc. ......................... 8,903 722,657
11,140,958
a
Electrical Equipment  —  1 .6%
AMETEK, Inc. ........................... 3,544 716,278
Eaton Corp. PLC ......................... 1,868 712,754
Emerson Electric Co. ...................... 5,331 744,048
GE Vernova, Inc. ......................... 1,370 801,642
Hubbell, Inc. ............................ 1,700 799,000
Rockwell Automation, Inc. ................... 2,102 774,293
Vertiv Holdings Co. , Class A ................. 6,047 1,166,224
5,714,239
a
Electronic Equipment, Instruments & Components  —  2 .0%
Amphenol Corp. , Class A ................... 7,178 1,000,182
CDW Corp. ............................. 3,491 556,361
Corning, Inc. ............................ 13,407 1,194,296
Jabil, Inc. .............................. 3,975 878,038
Keysight Technologies, Inc.
(a)
................. 4,004 732,572
TE Connectivity PLC ...................... 3,910 965,809
Teledyne Technologies, Inc.
(a)
................. 1,332 701,724
Trimble, Inc.
(a) (b)
.......................... 9,194 733,221
Zebra Technologies Corp. , Class A
(a)
............ 2,251 606,082
7,368,285
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 17,319 838,413
Halliburton Co. .......................... 32,407 869,804
SLB Ltd. ............................... 18,506 667,326
2,375,543
a
Entertainment  —  1 .8%
Electronic Arts, Inc. ....................... 4,233 846,854
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 6,772 676,184
Live Nation Entertainment, Inc.
(a) (b)
............. 4,420 660,923
Netflix, Inc.
(a)
............................ 490 548,241
ROBLOX Corp. , Class A
(a)
................... 7,783 885,083

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Take-Two Interactive Software, Inc.
(a)
............ 2,706 $ 693,737
Walt Disney Co. (The) ..................... 5,373 605,107
Warner Bros Discovery, Inc. , Series A
(a)
.......... 71,446 1,603,963
6,520,092
a
Financial Services  —  2 .3%
Affirm Holdings, Inc. , Class A
(a)
................ 9,356 672,509
Apollo Global Management, Inc. ............... 4,495 558,774
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,121 535,322
Block, Inc. , Class A
(a)
...................... 11,291 857,439
Corpay, Inc.
(a)
........................... 1,932 502,996
Equitable Holdings, Inc. .................... 12,111 598,283
Fidelity National Information Services, Inc. ........ 8,015 501,098
Fiserv, Inc.
(a)
............................ 3,769 251,355
Global Payments, Inc. ..................... 8,332 647,896
Jack Henry & Associates, Inc. ................ 3,641 542,291
Mastercard, Inc. , Class A .................... 1,006 555,302
PayPal Holdings, Inc.
(a)
..................... 8,707 603,134
Rocket Companies, Inc. , Class A .............. 37,467 624,200
Toast, Inc. , Class A
(a)
...................... 14,853 536,787
Visa, Inc. , Class A ........................ 1,575 536,666
8,524,052
a
Food Products  —  1 .9%
Archer-Daniels-Midland Co. .................. 13,130 794,759
Bunge Global SA ......................... 8,464 800,694
General Mills, Inc. ........................ 11,918 555,498
Hershey Co. (The) ........................ 4,166 706,679
Hormel Foods Corp. ....................... 22,185 478,974
J M Smucker Co. (The) ..................... 5,913 612,291
Kellanova .............................. 7,897 655,925
Kraft Heinz Co. (The) ...................... 23,183 573,316
McCormick & Co., Inc. , NVS ................. 8,939 573,526
Mondelez International, Inc. , Class A ............ 9,504 546,100
Tyson Foods, Inc. , Class A .................. 11,677 600,314
6,898,076
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,132 709,547
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 20,296 731,062
JB Hunt Transport Services, Inc. .............. 4,631 781,991
Norfolk Southern Corp. ..................... 2,596 735,654
Old Dominion Freight Line, Inc. ............... 3,811 535,141
Uber Technologies, Inc.
(a)
................... 6,599 636,803
U-Haul Holding Co. , Series N , NVS ............. 11,969 580,377
Union Pacific Corp. ....................... 2,686 591,914
4,592,942
a
Health Care Equipment & Supplies  —  3 .2%
Abbott Laboratories ....................... 4,444 549,367
Align Technology, Inc.
(a)
..................... 3,681 507,536
Baxter International, Inc. .................... 21,253 392,543
Becton Dickinson & Co. .................... 3,598 642,998
Boston Scientific Corp.
(a)
.................... 5,729 577,025
Cooper Companies, Inc. (The)
(a)
............... 8,171 571,235
Dexcom, Inc.
(a)
.......................... 7,432 432,691
Edwards Lifesciences Corp.
(a)
................ 8,229 678,481
GE HealthCare Technologies, Inc. ............. 9,008 675,150
Hologic, Inc.
(a)
........................... 11,930 881,746
IDEXX Laboratories, Inc.
(a)
................... 1,242 781,851
Insulet Corp.
(a)
........................... 2,018 631,654
Intuitive Surgical, Inc.
(a)
..................... 1,085 579,694
Medtronic PLC .......................... 7,133 646,963
ResMed, Inc. ........................... 2,603 642,629
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Solventum Corp.
(a)
........................ 9,005 $ 621,705
STERIS PLC ............................ 2,618 617,063
Stryker Corp. ........................... 1,567 558,228
Zimmer Biomet Holdings, Inc. ................ 6,971 701,004
11,689,563
a
Health Care Providers & Services  —  2 .5%
Cardinal Health, Inc. ....................... 4,160 793,603
Cencora, Inc. ........................... 2,168 732,372
Centene Corp.
(a)
......................... 10,486 370,890
Cigna Group (The) ........................ 1,916 468,290
CVS Health Corp. ........................ 9,840 768,996
DaVita, Inc.
(a)
............................ 4,639 552,134
Elevance Health, Inc. ...................... 1,507 478,020
HCA Healthcare, Inc. ...................... 1,610 740,085
Humana, Inc. ........................... 2,547 708,550
Labcorp Holdings, Inc. ..................... 2,636 669,438
McKesson Corp. ......................... 864 700,998
Molina Healthcare, Inc.
(a)
.................... 2,051 313,926
Quest Diagnostics, Inc. ..................... 3,722 654,886
UnitedHealth Group, Inc. .................... 1,855 633,594
Universal Health Services, Inc. , Class B ......... 3,450 748,684
9,334,466
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 9,337 543,600
Healthpeak Properties, Inc. .................. 38,732 695,239
Ventas, Inc. ............................ 10,018 739,228
Welltower, Inc. ........................... 4,116 745,161
2,723,228
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 2,682 780,998
a
Hotels, Restaurants & Leisure  —  3 .2%
Airbnb, Inc. , Class A
(a)
...................... 4,707 595,624
Booking Holdings, Inc. ..................... 114 578,862
Carnival Corp.
(a)
.......................... 28,503 821,742
Chipotle Mexican Grill, Inc.
(a)
................. 12,222 387,315
Darden Restaurants, Inc. ................... 3,165 570,175
Domino's Pizza, Inc. ....................... 1,352 538,718
DoorDash, Inc. , Class A
(a)
................... 3,037 772,522
DraftKings, Inc. , Class A
(a)
................... 18,497 565,823
Expedia Group, Inc. ....................... 4,058 892,760
Flutter Entertainment PLC , Class DI
(a)
........... 2,592 602,873
Hilton Worldwide Holdings, Inc. ............... 2,496 641,372
Hyatt Hotels Corp. , Class A
(b)
................. 5,091 699,554
Las Vegas Sands Corp. .................... 15,918 944,733
Marriott International, Inc. , Class A ............. 2,341 610,018
McDonald's Corp. ........................ 1,874 559,258
Royal Caribbean Cruises Ltd. ................ 2,530 725,680
Starbucks Corp. .......................... 7,261 587,197
Yum! Brands, Inc. ........................ 4,313 596,100
11,690,326
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 5,251 782,819
Garmin Ltd. ............................. 3,155 674,981
Lennar Corp. , Class A ...................... 5,942 735,441
NVR, Inc.
(a)
............................. 92 663,395
PulteGroup, Inc. ......................... 6,517 781,193
3,637,829
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 6,780 594,538
Clorox Co. (The) ......................... 4,937 555,215

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products (continued)
Colgate-Palmolive Co. ..................... 6,824 $ 525,789
Kimberly-Clark Corp. ...................... 4,516 540,611
Procter & Gamble Co. (The) ................. 3,549 533,663
2,749,816
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 4,057 763,933
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 4,059 675,824
Honeywell International, Inc. ................. 2,709 545,403
1,221,227
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,685 705,452
a
Insurance  —  3 .9%
Aflac, Inc. .............................. 6,009 644,105
Allstate Corp. (The) ....................... 3,060 586,051
American Financial Group, Inc. ............... 5,404 711,599
American International Group, Inc. ............. 7,599 600,017
Aon PLC , Class A ........................ 1,731 589,717
Arch Capital Group Ltd. .................... 6,853 591,483
Arthur J Gallagher & Co. .................... 1,833 457,315
Brown & Brown, Inc. ....................... 5,764 459,621
Chubb Ltd. ............................. 2,115 585,728
Cincinnati Financial Corp. ................... 4,369 675,404
Erie Indemnity Co. , Class A , NVS .............. 1,798 526,167
Everest Group Ltd. ........................ 1,916 602,620
Fidelity National Financial, Inc. ................ 11,855 654,870
Hartford Insurance Group, Inc. (The) ............ 4,924 611,462
Loews Corp. ............................ 7,477 744,410
Markel Group, Inc.
(a)
....................... 345 681,213
Marsh & McLennan Companies, Inc. ............ 2,674 476,373
MetLife, Inc. ............................ 7,918 632,015
Principal Financial Group, Inc. ................ 8,267 694,759
Progressive Corp. (The) .................... 2,128 438,368
Prudential Financial, Inc. .................... 6,077 632,008
Travelers Companies, Inc. (The) ............... 2,315 621,855
W R Berkley Corp. ........................ 8,858 631,930
Willis Towers Watson PLC ................... 2,074 649,369
14,498,459
a
Interactive Media & Services  —  1 .1%
Alphabet, Inc. , Class A ..................... 1,824 512,891
Alphabet, Inc. , Class C , NVS ................. 1,547 435,975
Meta Platforms, Inc. , Class A ................. 881 571,197
Pinterest, Inc. , Class A
(a)
.................... 20,539 679,841
Reddit, Inc. , Class A
(a)
...................... 6,280 1,312,206
Snap, Inc. , Class A , NVS
(a)
.................. 78,854 615,061
4,127,171
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,886 471,688
Akamai Technologies, Inc.
(a)
.................. 8,785 659,753
Cloudflare, Inc. , Class A
(a)
................... 4,031 1,021,052
Cognizant Technology Solutions Corp. , Class A ..... 7,953 579,615
Gartner, Inc.
(a)
........................... 1,453 360,838
GoDaddy, Inc. , Class A
(a)
.................... 3,482 463,559
International Business Machines Corp. .......... 2,248 691,058
MongoDB, Inc. , Class A
(a)
................... 3,548 1,276,641
Okta, Inc. , Class A
(a)
....................... 5,243 479,892
Snowflake, Inc.
(a)
......................... 3,451 948,611
Twilio, Inc. , Class A
(a)
...................... 5,676 765,579
Security Shares Value
a
IT Services (continued)
VeriSign, Inc. ........................... 2,340 $ 561,132
8,279,418
a
Life Sciences Tools & Services  —  2 .0%
Agilent Technologies, Inc. ................... 5,722 837,472
Danaher Corp. .......................... 3,104 668,539
Illumina, Inc.
(a)
........................... 7,995 987,702
IQVIA Holdings, Inc.
(a)
...................... 4,517 977,750
Mettler-Toledo International, Inc.
(a)
............. 555 786,041
Revvity, Inc.
(b)
........................... 7,257 679,183
Thermo Fisher Scientific, Inc.
(b)
................ 1,476 837,468
Waters Corp.
(a)
.......................... 1,820 636,272
West Pharmaceutical Services, Inc. ............ 3,099 874,135
7,284,562
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 1,735 1,001,546
CNH Industrial N.V. ....................... 48,915 513,118
Cummins, Inc. ........................... 1,933 846,036
Deere & Co. ............................ 1,165 537,799
Dover Corp. ............................ 3,552 644,546
Fortive Corp. ............................ 9,142 460,208
Graco, Inc. ............................. 7,739 632,818
IDEX Corp. ............................. 3,573 612,627
Illinois Tool Works, Inc. ..................... 2,520 614,678
Ingersoll Rand, Inc. ....................... 7,821 596,977
Nordson Corp. ........................... 3,343 775,409
Otis Worldwide Corp. ...................... 6,549 607,485
PACCAR, Inc. ........................... 6,626 651,998
Parker-Hannifin Corp. ...................... 918 709,458
Pentair PLC ............................ 6,672 709,567
Snap-on, Inc. ........................... 2,041 684,858
Westinghouse Air Brake Technologies Corp. ....... 3,154 644,804
Xylem, Inc. ............................. 5,121 772,503
12,016,435
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a) (b)
........ 1,501 350,994
Comcast Corp. , Class A .................... 17,181 478,233
Fox Corp. , Class A , NVS .................... 7,274 470,264
Fox Corp. , Class B ........................ 4,724 275,929
News Corp. , Class A , NVS .................. 23,489 622,459
Omnicom Group, Inc. ...................... 8,797 659,951
Trade Desk, Inc. (The) , Class A
(a)
.............. 8,387 421,698
3,279,528
a
Metals & Mining  —  1 .1%
Freeport-McMoRan, Inc. .................... 16,571 691,011
Newmont Corp. .......................... 12,137 982,733
Nucor Corp. ............................ 5,693 854,234
Reliance, Inc. ........................... 2,196 620,216
Steel Dynamics, Inc. ....................... 4,876 764,557
3,912,751
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 34,464 729,603
a
Multi-Utilities  —  1 .8%
Ameren Corp. ........................... 6,621 675,474
CenterPoint Energy, Inc. .................... 17,487 668,703
CMS Energy Corp. ........................ 9,210 677,396
Consolidated Edison, Inc. ................... 6,125 596,636
Dominion Energy, Inc. ...................... 11,019 646,705
DTE Energy Co. ......................... 4,733 641,511
NiSource, Inc. ........................... 16,765 705,974
Public Service Enterprise Group, Inc. ........... 8,130 654,953

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Multi-Utilities (continued)
Sempra ............................... 8,148 $ 749,127
WEC Energy Group, Inc. .................... 6,033 674,067
6,690,546
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 10,073 717,097
a
Oil, Gas & Consumable Fuels  —  3 .5%
Cheniere Energy, Inc. ...................... 2,729 578,548
Chevron Corp. ........................... 9,357 1,475,786
ConocoPhillips .......................... 6,883 611,623
Coterra Energy, Inc. ....................... 26,707 631,888
Devon Energy Corp. ....................... 20,505 666,207
Diamondback Energy, Inc. ................... 4,649 665,690
EOG Resources, Inc. ...................... 5,614 594,186
EQT Corp. ............................. 11,555 619,117
Expand Energy Corp. ...................... 5,699 588,764
Exxon Mobil Corp. ........................ 5,573 637,328
Kinder Morgan, Inc. ....................... 22,668 593,675
Marathon Petroleum Corp. .................. 3,940 767,945
Occidental Petroleum Corp. .................. 15,428 635,634
ONEOK, Inc. ............................ 7,580 507,860
Phillips 66 .............................. 5,289 720,045
Targa Resources Corp. ..................... 3,994 615,236
Texas Pacific Land Corp. .................... 474 447,162
Valero Energy Corp. ....................... 4,845 821,518
Williams Companies, Inc. (The) ............... 10,670 617,473
12,795,685
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 13,003 746,112
United Airlines Holdings, Inc.
(a)
................ 8,603 809,026
1,555,138
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 9,968 963,806
Kenvue, Inc. ............................ 26,560 381,667
1,345,473
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 12,987 598,311
Eli Lilly & Co. ........................... 774 667,854
Johnson & Johnson ....................... 3,844 726,016
Merck & Co., Inc. ......................... 7,733 664,883
Pfizer, Inc. ............................. 26,205 645,953
Royalty Pharma PLC , Class A ................ 20,222 759,134
Zoetis, Inc. , Class A ....................... 3,842 553,594
4,615,745
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 1,897 493,789
Booz Allen Hamilton Holding Corp. , Class C ....... 5,147 448,613
Broadridge Financial Solutions, Inc. ............ 2,683 591,333
Equifax, Inc. ............................ 2,341 494,185
Jacobs Solutions, Inc. ...................... 5,229 814,731
Leidos Holdings, Inc. ...................... 4,118 784,355
Paychex, Inc. ........................... 4,014 469,758
Paycom Software, Inc. ..................... 2,566 480,073
SS&C Technologies Holdings, Inc. ............. 8,231 698,977
TransUnion ............................. 7,380 599,108
Verisk Analytics, Inc. ....................... 2,049 448,239
6,323,161
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 5,031 766,875
CoStar Group, Inc.
(a)
....................... 8,529 586,881
Security Shares Value
a
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C , NVS
(a)
............. 9,927 $ 744,326
2,098,082
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 17,374 549,018
AvalonBay Communities, Inc. ................ 3,132 544,718
Camden Property Trust ..................... 5,673 564,350
Equity LifeStyle Properties, Inc. ............... 10,382 633,821
Equity Residential ........................ 9,198 546,729
Essex Property Trust, Inc. ................... 2,317 583,351
Invitation Homes, Inc. ...................... 19,248 541,831
Mid-America Apartment Communities, Inc. ........ 4,144 531,385
Sun Communities, Inc. ..................... 5,392 682,627
UDR, Inc. .............................. 15,972 538,097
5,715,927
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 31,565 652,133
Realty Income Corp. ....................... 11,327 656,739
Regency Centers Corp. .................... 9,243 637,305
Simon Property Group, Inc. .................. 3,893 684,234
2,630,411
a
Semiconductors & Semiconductor Equipment  —  4 .8%
Advanced Micro Devices, Inc.
(a)
............... 5,325 1,363,839
Analog Devices, Inc. ....................... 2,756 645,262
Applied Materials, Inc. ..................... 3,693 860,838
Broadcom, Inc. .......................... 2,451 905,963
Entegris, Inc. ............................ 8,871 812,317
First Solar, Inc.
(a)
......................... 3,972 1,060,286
Intel Corp.
(a)
............................ 29,269 1,170,467
KLA Corp. .............................. 784 947,652
Lam Research Corp. ...................... 7,345 1,156,544
Marvell Technology, Inc. .................... 10,367 971,803
Microchip Technology, Inc. ................... 10,679 666,583
Micron Technology, Inc. ..................... 6,302 1,410,199
Monolithic Power Systems, Inc. ............... 926 930,630
NVIDIA Corp. ........................... 4,049 819,882
NXP Semiconductors N.V. ................... 3,038 635,307
ON Semiconductor Corp.
(a)
.................. 14,977 750,048
QUALCOMM, Inc. ........................ 3,954 715,279
Teradyne, Inc. ........................... 8,284 1,505,700
Texas Instruments, Inc. ..................... 3,220 519,901
17,848,500
a
Software  —  5 .5%
Adobe, Inc.
(a)
............................ 1,455 495,151
AppLovin Corp. , Class A
(a)
................... 1,689 1,076,450
Atlassian Corp. , Class A
(a)
................... 2,956 500,806
Autodesk, Inc.
(a)
.......................... 2,143 645,772
Bentley Systems, Inc. , Class B ................ 13,976 710,400
Cadence Design Systems, Inc.
(a)
.............. 1,951 660,784
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,394 756,956
Datadog, Inc. , Class A
(a)
.................... 5,524 899,362
Docusign, Inc.
(a)
.......................... 7,422 542,845
Dynatrace, Inc.
(a)
......................... 12,537 633,996
Fair Isaac Corp.
(a)
......................... 315 522,752
Fortinet, Inc.
(a)
........................... 5,976 516,506
Gen Digital, Inc. .......................... 23,534 620,356
HubSpot, Inc.
(a)
.......................... 1,010 496,839
Intuit, Inc. .............................. 904 603,465
Microsoft Corp. .......................... 1,189 615,676
Nutanix, Inc. , Class A
(a)
..................... 8,087 576,118
Oracle Corp. ............................ 3,657 960,365
Palantir Technologies, Inc. , Class A
(a)
........... 4,724 947,020

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a)
................... 3,160 $ 695,958
PTC, Inc.
(a)
............................. 3,818 758,026
Roper Technologies, Inc. .................... 1,091 486,750
Salesforce, Inc. .......................... 2,065 537,747
Samsara, Inc. , Class A
(a)
.................... 13,800 554,346
ServiceNow, Inc.
(a)
........................ 591 543,294
Strategy, Inc. , Class A
(a) (b)
................... 1,477 398,066
Synopsys, Inc.
(a)
......................... 1,867 847,282
Tyler Technologies, Inc.
(a)
................... 1,141 543,413
Workday, Inc. , Class A
(a)
.................... 2,290 549,417
Zoom Communications, Inc. , Class A
(a)
.......... 7,926 691,385
Zscaler, Inc.
(a)
........................... 2,558 847,056
20,234,359
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 2,889 517,073
Crown Castle, Inc. ........................ 6,225 561,620
Digital Realty Trust, Inc. .................... 3,733 636,141
Equinix, Inc. ............................ 714 604,051
Extra Space Storage, Inc. ................... 4,271 570,349
Gaming and Leisure Properties, Inc. ............ 14,306 638,906
Iron Mountain, Inc. ........................ 6,495 668,660
Public Storage ........................... 2,068 576,062
SBA Communications Corp. , Class A ............ 2,814 538,825
VICI Properties, Inc. ....................... 20,366 610,776
Weyerhaeuser Co. ........................ 25,321 582,383
6,504,846
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 163 598,932
Best Buy Co., Inc. ........................ 9,405 772,527
Burlington Stores, Inc.
(a)
.................... 2,497 683,154
Carvana Co. , Class A
(a)
..................... 2,131 653,237
Dick's Sporting Goods, Inc. .................. 3,668 812,279
Home Depot, Inc. (The) .................... 1,559 591,781
Lowe's Companies, Inc. .................... 2,664 634,378
O'Reilly Automotive, Inc.
(a)
................... 6,761 638,509
Ross Stores, Inc. ......................... 4,132 656,657
TJX Companies, Inc. (The) .................. 4,524 633,993
Tractor Supply Co. ........................ 12,634 683,626
Ulta Beauty, Inc.
(a)
........................ 1,606 834,927
Williams-Sonoma, Inc. ..................... 3,821 742,573
8,936,573
a
Technology Hardware, Storage & Peripherals  —  2 .6%
Apple, Inc. ............................. 2,633 711,884
Dell Technologies, Inc. , Class C ............... 5,470 886,195
Hewlett Packard Enterprise Co. ............... 37,073 905,323
HP, Inc. ............................... 22,518 623,073
NetApp, Inc. ............................ 6,531 769,221
Pure Storage, Inc. , Class A
(a)
................. 11,769 1,161,600
Seagate Technology Holdings PLC ............. 6,153 1,574,430
Super Micro Computer, Inc.
(a) (b)
................ 15,266 793,221
Western Digital Corp. ...................... 13,153 1,975,712
9,400,659
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 5,135 418,502
Lululemon Athletica, Inc.
(a) (b)
.................. 1,966 335,282
NIKE, Inc. , Class B ....................... 9,980 644,608
Tapestry, Inc. ............................ 7,550 829,141
2,227,533
a
Security Shares Value
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 10,385 $ 585,507
Philip Morris International, Inc. ................ 3,434 495,629
1,081,136
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 15,561 640,335
Ferguson Enterprises, Inc. ................... 3,550 882,175
United Rentals, Inc. ....................... 895 779,706
Watsco, Inc. ............................ 1,412 519,630
WW Grainger, Inc. ........................ 584 571,736
3,393,582
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 4,552 584,613
Essential Utilities, Inc. ...................... 17,257 673,541
1,258,154
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 2,465 517,773
a
Total Long-Term Investments — 99.8%
(Cost: $ 313,241,827 ) ................................ 368,696,932
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 8,082,964 8,087,005
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 556,339 556,339
a
Total Short-Term Securities — 2.3%
(Cost: $ 8,638,180 ) .................................. 8,643,344
Total Investments — 102.1%
(Cost: $ 321,880,007 ) ................................ 377,340,276
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (7,922,092)
Net Assets — 100.0% ................................. $ 369,418,184
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 7,433,759  $ 652,893
(a)
$ —  $ (305) $ 658  $ 8,087,005  8,082,964  $ 4,843
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 535,317  21,022
(a)
—  —  —  556,339  556,339  6,298  —
BlackRock, Inc. ..... 673,560  —  —  —  (14,129) 659,431  609  3,173  —
$ (305) $ (13,471)
$ 9,302,775
$ 14,314  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 1 12/19/25 $ 344 $ (18)
E-Mini S&P MidCap 400 Index ............................................................ 1 12/19/25 326 (8,933)
$ (8,951)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 368,696,932 $ — $ — $ 368,696,932

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Size Factor ETF

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 8,643,344 $ — $ — $ 8,643,344
$ 377,340,276 $ — $ — $ 377,340,276
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (8,951) $ — $ — $ (8,951)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)